Leases - Schedule of Amounts Recognized in Consolidated Statements of Loss in Addition to Depreciation (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Presentation of leases for lessee [abstract]
Interest expense	¥ 57	¥ 22
Expense relating to short-term leases		17
Expense relating to leases of low-value assets that are not shown above as short-term leases		¥ 15